GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 5,317	$ 3,783	$ 2,543
Private equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,555	1,155
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,301	502
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,127	780
Renewable power
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	901	896
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	312	328
Other
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 121	$ 122